Consolidated shareholders’ equity - Summary of Currency Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	€ 58,934	€ 58,876	€ 58,070	[1]
Attributable to non-controlling interests	174	159	169	[1]
Total equity	59,108	59,035	58,239	[1]	€ 57,722
Reserve of exchange differences on translation
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	632	(167)	(1,439)
Attributable to non-controlling interests	(36)	(36)	(32)
Total equity	€ 596	€ (203)	€ (1,471)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).